LAND USE RIGHT, NET	12 Months Ended
Dec. 31, 2018
LAND USE RIGHT, NET
12. LAND USE RIGHT, NET

Gross carrying amount, accumulated amortization and net book value of land use right are as follows:

	December 31, 2017	December 31, 2018	December 31, 2018
	RMB	RMB	US$
			(Note 3)
Land use right	85,160,348	85,160,348	12,386,059
Less: accumulated amortization	(20,649,782)	(22,570,692)	(3,282,771)

Net book value	64,510,566	62,589,656	9,103,288

Amortization charge for the years ended December 31, 2016, 2017 and 2018 amounted to RMB1.9 million, RMB1.9 million and RMB1.9 million (US$0.3 million), respectively. The land use right was mortgaged for the convertible notes and bank borrowing in 2015 (see Note 19 and Note 16).